Revenues	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$18,307	$14,054	$34,848	$32,047
Consumables	32,947	36,182	67,128	71,724
Service	32,413	33,252	63,119	66,525
Total Americas	83,667	83,488	165,095	170,296

EMEA
Systems	9,312	9,800	19,334	19,523
Consumables	20,726	19,945	39,786	41,115
Service	7,268	7,308	14,881	14,888
Total EMEA	37,306	37,053	74,001	75,526

Asia Pacific
Systems	2,971	5,125	7,580	10,294
Consumables	10,528	8,488	19,910	18,087
Service	3,614	3,887	7,546	7,888
Total Asia Pacific	17,113	17,500	35,036	36,269

Total Revenues	$138,086	$138,041	$274,132	$282,091
*Revenues in the United States for the three months ended June 30, 2025 and 2024 amounted to $80.4 million and $77.2 million, respectively, and are included under the Americas region in the above table. Revenues in the United States for the six months ended June 30, 2025 and 2024 amounted to $157.2 million and $158.9 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$94,791	$93,594	$188,586	$192,790
Services	12,130	12,847	24,745	26,619
Total revenues recognized in point in time	106,921	106,441	213,331	219,409

Revenues recognized over time from:
Services	31,165	31,600	60,801	62,682
Total revenues recognized over time	31,165	31,600	60,801	62,682

Total Revenues	$138,086	$138,041	$274,132	$282,091
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2025 and December 31, 2024.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company's deferred revenue as of June 30, 2025 and December 31, 2024 was as follows:

	June 30, 2025	December 31, 2024
	(U.S. $ in thousands)
Deferred revenue *	$71,557	$65,404
*Includes $19.8 million and $19.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of June 30, 2025 and December 31, 2024, respectively.
Revenue recognized in 2025 that was included in deferred revenue balance as of December 31, 2024 was $12.3 million and $28.0 million for the three and six months ended June 30, 2025, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2025, the total RPO amounted to $95.1 million. The Company expects to recognize $63.7 million of this RPO during the next 12 months, $15.0 million over the subsequent 12 months and the remaining $16.4 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of June 30, 2025 and December 31, 2024, the deferred commissions amounted to $9.7 million and $10.3 million, respectively.